Note 4 - Property and Equipment, Net	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(4)	Property and Equipment, Net

Property and equipment, net as of October 31, 2023 and 2022 consists of the following:

	October 31,
	2023	2022
Land and land improvements	$3,148,834	$3,148,834
Buildings and improvements	8,305,039	8,311,953
Machinery and equipment	26,185,346	26,909,968
Furniture and fixtures	902,012	902,012
Construction in progress	199,772	230,163
Total property and equipment, at cost	38,741,003	39,502,930
Less accumulated amortization and depreciation	(31,601,387)	(32,112,645)
Property and equipment, net	$7,139,616	$7,390,285